Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Collection Period	Aug-13	30/360 Days	30	Collection Period Start	1-Aug-13
Distribution Date	16-Sep-13	Actual/360 Days	32	Collection Period End	31-Aug-13
				Prior Month Settlement Date	15-Aug-13
				Current Month Settlement Date	16-Sep-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,496,982,413.05	922,190,264.14	880,645,720.21	0.603871
Yield Supplement Overcollaterization		38,649,079.72	20,458,345.95	19,244,437.48
Total Adjusted Portfolio		1,458,333,333.33	901,731,918.19	861,401,282.73
Total Adjusted Securities		1,458,333,333.33	901,731,918.19	861,401,282.73	0.590675
Class A-1 Notes	0.26311%	371,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.39000%	472,000,000.00	286,398,584.86	246,067,949.40	0.521330
Class A-3 Notes	0.46000%	413,000,000.00	413,000,000.00	413,000,000.00	1.000000
Class A-4 Notes	0.66000%	144,000,000.00	144,000,000.00	144,000,000.00	1.000000
Certificates	0.00000%	58,333,333.33	58,333,333.33	58,333,333.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	40,330,635.46	93,079.54	85.4462616	0.1972024
Class A-3 Notes	0.00	158,316.67	-	0.3833333
Class A-4 Notes	0.00	79,200.00	-	0.5500000
Certificates	0.00	0.00	-	-
Total Securities	40,330,635.46	330,596.21

I. COLLECTIONS

Interest:
Interest Collections		2,114,749.50
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,114,749.50

Principal:
Principal Collections		40,987,002.04
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		40,987,002.04

Recoveries of Defaulted Receivables		479,978.24
Servicer Advances		43,459.47

Total Collections		43,625,189.25

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	64,878	901,731,918.19
Total Principal Payment		40,330,635.46
	63,207	861,401,282.73

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

III. DISTRIBUTIONS

Total Collections	43,625,189.25
Reserve Account Draw	0.00
Total Available for Distribution	43,625,189.25

1. Reimbursement of Advance	73,573.67

2. Servicing Fee:
Servicing Fee Due	768,491.89
Servicing Fee Paid	768,491.89
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	93,079.54

Class A-2 Notes Monthly Interest Paid	93,079.54
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	158,316.67

Class A-3 Notes Monthly Interest Paid	158,316.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	79,200.00

Class A-4 Notes Monthly Interest Paid	79,200.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	330,596.21
Total Note Monthly Interest Paid	330,596.21
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	42,452,527.48

4. Total Monthly Principal Paid on the Notes	40,330,635.46

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	40,330,635.46
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,121,892.02
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,121,892.02

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,645,833.33
Required Reserve Account Amount	3,645,833.33
Beginning Reserve Account Balance	3,645,833.33
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,645,833.33

Required Reserve Account Amount for Next Period	3,645,833.33

VI. POOL STATISTICS

Weighted Average Coupon	2.72%
Weighted Average Remaining Maturity	40.05

Principal Recoveries of Defaulted Receivables	479,978.24
Principal on Defaulted Receivables	557,541.89
Pool Balance at Beginning of Collection Period	922,190,264.14
Net Loss Ratio	0.10%

Net Loss Ratio for Second Preceding Collection Period	0.55%
Net Loss Ratio for Preceding Collection Period	0.42%
Net Loss Ratio for Current Collection Period	0.10%
Average Net Loss Ratio	0.36%

Cumulative Net Losses for all Periods	4,031,182.08

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,579,003.03	499
61-90 Days Delinquent	1,843,990.29	114
91-120 Days Delinquent	287,883.61	16
Total Delinquent Receivables:	9,710,876.93	629
61+ Days Delinquencies as Percentage of Receivables	0.24%	0.21%

Delinquency Ratio for Second Preceding Collection Period		0.15%
Delinquency Ratio for Preceding Collection Period		0.16%
Delinquency Ratio for Current Collection Period		0.21%
Average Delinquency Ratio		0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO